Capital management - Summary of Regulatory Capital and Capital Ratios (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Capital
CET1 capital	$ 88,936	$ 86,611
Tier 1 capital	97,952	93,904
Total capital	110,487	104,952
Risk-weighted assets (RWA) used in calculation of capital ratios
Credit risk	548,809	475,842
Market risk	33,930	40,498
Operational risk	89,543	79,883
Total RWA	$ 672,282	$ 596,223
Capital ratios and Leverage ratio
CET1 ratio	13.20%	14.50%
Tier 1 capital ratio	14.60%	15.70%
Total capital ratio	16.40%	17.60%
Leverage ratio	4.20%	4.30%
Leverage ratio exposure	$ 2,344,228	$ 2,179,590
TLAC available and ratios
TLAC available	$ 196,659	$ 184,916
TLAC ratio	29.30%	31.00%
TLAC leverage ratio	8.40%	8.50%